Investment in Equity Accounted Joint Ventures - Schedule of Aggregated Summarized Financial Information for Equity Method's Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 221,934	$ 227,378	$ 258,473	$ 252,138
Other assets - current	24,050	21,282
Vessels and equipment	4,398,836	4,084,803
Other assets - non-current	101,217	100,435
Current portion of long-term debt	589,767	586,892
Long-term debt	2,533,961	2,596,002
Other liabilities - non-current	208,111	211,611
Revenues	1,110,284	1,152,390	1,229,413
Income from vessel operations	(116,005)	230,853	283,399
Realized and unrealized (loss) gain on derivative instruments	(42,853)	(20,313)	(73,704)
Net income	(299,442)	44,475	100,143
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	110,786	48,561
Other assets - current	66,159	17,172
Vessels and equipment	1,219,636	1,001,337
Other assets - non-current	43,584	10,128
Current portion of long-term debt	181,151	105,736
Other liabilities - current	84,532	40,015
Long-term debt	720,501	607,588
Other liabilities - non-current	114,377	29,795
Revenues	90,662	80,999	82,831
Income from vessel operations	45,281	42,380	37,351
Realized and unrealized (loss) gain on derivative instruments	(139)	1,608	(13,214)
Net income	$ 28,884	$ 35,866	$ 15,344